SUBSEQUENT EVENTS (Narrative) (Detail) - USD ($)	Jan. 22, 2020	Mar. 31, 2020	Feb. 19, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Subsequent Event | Pacific Oak Strategic Opportunity REIT II, Inc.
Subsequent Event [Line Items]
Merger, share ratio conversion			96.43%
Common stock, par value (in dollars per share)			$ 0.01
Merger, issue price per share for incentive fees (in dollars per share)			$ 10.63
Subsequent Event | Maximum
Subsequent Event [Line Items]
NAV conversion, public offering	$ 1,000,000,000